Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Income tax expense	$ 456,000	$ 738,000
Valuation allowance	$ 17,934,000	15,265,000
Income tax provisions description	The Company is not asserting permanent reinvestment of its unrepatriated foreign earnings under APB23. Management has analyzed the unrepatriated foreign earnings balances and determined that the following balances exist according to U.S. GAAP as of December 31, 2021: $972 in Canada, $0 in China, $5,681 in Germany, $159 in Japan and $0 in Korea. Based on the U.S. income tax treaties with Japan and Germany, the Company is entitled to a reduced 0% withholding rate on dividends from the Japanese and German subsidiaries (respectively). Under the U.S. income tax treaty with Canada, the withholding tax rate on dividends is reduced to 5%. Based on the unrepatriated earnings balance of $972, the effective tax liability is approximately $49. Management deems this amount to be immaterial to the financials.As of December 31, 2021, the Company had net operating loss carry forwards of approximately $301,503 and $102,925 available to reduce future taxable income, if any, for both federal and state income tax purposes, respectively. Additionally, as of December 31, 2021, the Company had Germany net operating loss carryforwards of $3,383. The federal and state net operating loss carry forwards will start to expire in 2025 and 2028, respectively, with the exception of $212,867 in federal net operating loss carryforwards, which can be carried forward indefinitely.
Research and development credit carry forwards	$ 8,900,000	$ 7,993,000
Interest and penalties	$ 474,000
Operating loss credits description	The Company’s tax years 2006 to 2021 will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss credits.
Archimedes Tech Spac Partners Co [Member]
Income Tax (Details) [Line Items]
Federal net operating loss carryforwards	$ 366,866
Change in the valuation allowance	$ 210,982